UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08299

Oppenheimer International Small Company Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 11/28/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS November 28, 2014* Unaudited

	Shares	Value

Common Stocks—90.0%

Consumer Discretionary—16.2%

Distributors—0.7%
Inchcape plc	1,700,000	$19,057,857

Diversified Consumer Services—0.6%
Benesse Holdings, Inc.	326,800	9,968,845

Kroton Educacional SA	1,172,593	8,197,202

		18,166,047

Hotels, Restaurants & Leisure—1.8%
J.D. Wetherspoon plc	2,354,630	30,160,861

OPAP SA	1,541,042	19,328,587

		49,489,448

Household Durables—1.5%
De’ Longhi	1,384,699	27,360,679

SEB SA	187,770	15,342,781

		42,703,460

Internet & Catalog Retail—4.8%
ASKUL Corp.	1,457,741	25,049,620

ASOS plc[1]	295,696	11,246,327

CDON Group AB1,2	6,813,159	17,091,755

Ocado Group plc[1]	13,255,460	67,157,725

Start Today Co. Ltd.	631,458	13,667,163

		134,212,590

Media—2.9%
CTS Eventim AG & Co. KGaA	458,924	14,218,819

Daily Mail & General Trust plc, Cl. A	1,149,000	15,106,560

GFK SE	222,151	9,540,533

Next Co. Ltd.[2]	2,481,600	17,089,479

Smiles SA	562,400	10,305,788

Zenrin Co. Ltd.	1,381,700	16,012,667

		82,273,846

Specialty Retail—3.2%
Dufry AG1	93,989	14,929,775

Dunelm Group plc	1,577,780	20,814,368

Esprit Holdings Ltd.	9,491,100	12,363,926

Jin Co. Ltd.	539,900	12,536,693

SuperGroup plc[1]	707,480	9,740,014

United Arrows Ltd.	450,700	12,432,847

USS Co. Ltd.	495,200	7,150,022

		89,967,645

Textiles, Apparel & Luxury Goods—0.7%
Asics Corp.	592,300	15,018,540

	Shares	Value

Textiles, Apparel & Luxury Goods (Continued)

Salvatore Ferragamo SpA	213,638	$5,818,353

		20,836,893

Consumer Staples—5.3%

Beverages—1.8%
Britvic plc	3,262,049	33,760,899

Treasury Wine Estates Ltd.	4,367,800	17,628,605

		51,389,504

Food & Staples Retailing—0.2%
Eurocash SA	450,732	4,981,378

Food Products—2.1%
Ariake Japan Co. Ltd.	1,044,500	24,262,996

Aryzta AG1	196,097	15,630,756

Kaveri Seed Co. Ltd.	1,304,868	18,039,087

Pescanova SA1	138,481	1,723

		57,934,562

Household Products—0.7%
Rohto Pharmaceutical Co. Ltd.	1,557,833	20,311,056

Personal Products—0.5%
Colgate-Palmolive India Ltd.	500,000	14,997,206

Financials—12.3%

Capital Markets—1.1%
CETIP SA-Mercados Organizados	1,776,220	22,977,944

EFG International AG1	849,386	9,139,313

		32,117,257

Commercial Banks—1.8%
Bank of Ireland[1]	123,071,722	50,346,155

Diversified Financial Services—1.9%
BM&FBovespa SA	3,607,000	14,822,613

Coface SA1	1,917,775	24,495,243

CRISIL Ltd.	287,694	9,002,143

Moscow Exchange (The)	4,612,064	5,534,334

		53,854,333

Insurance—4.8%
Baloise Holding AG	392,767	51,282,428

Euler Hermes Group	239,000	24,243,942

Grupo Catalana Occidente SA	1,067,356	33,553,851

Porto Seguro SA	884,000	10,722,358

1        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Insurance (Continued)

St James’s Place plc	1,319,134	$16,343,278

		136,145,857

Real Estate Investment Trusts (REITs)—1.3%
Frasers Centrepoint Trust	7,000,000	10,177,746

Hibernia plc[1]	18,919,138	26,619,645

		36,797,391

Real Estate Management & Development—0.2%
DLF Ltd.	2,477,453	5,911,134

Thrifts & Mortgage Finance—1.2%
Aareal Bank AG	749,415	32,685,177

Health Care—23.2%

Biotechnology—3.2%
Abcam plc	3,148,610	21,596,784

ARIAD Pharmaceuticals, Inc.[1]	1,620,560	11,522,182

Galapagos NV1	192,942	3,101,840

Genmab AS1	264,960	13,081,110

Medivir AB, Cl. B1	399,920	5,907,856

Repligen Corp.[1]	839,100	19,190,217

Swedish Orphan Biovitrum AB1	1,408,699	15,824,244

		90,224,233

Health Care Equipment & Supplies—8.2%
Ambu AS, Cl. B	235,851	17,161,540

BioMerieux	65,590	6,909,474

Carl Zeiss Meditec AG	707,566	19,465,249

DBV Technologies SA1	754,989	38,510,968

Mindray Medical International Ltd., ADR	373,690	11,236,858

Nobel Biocare Holding AG1	2,156,579	38,171,413

Ossur HF1	11,397,180	35,056,357

Oxford Immunotec Global plc[1]	516,227	6,752,249

Sirona Dental Systems, Inc.[1]	355,230	30,688,320

STRATEC Biomedical AG	425,311	26,573,880

		230,526,308

Health Care Providers & Services—0.2%
Diagnosticos da America SA	1,754,200	7,215,553

Health Care Technology—0.3%
M3, Inc.	425,000	7,322,015

	Shares	Value

Life Sciences Tools & Services—7.2%
Bruker Corp.[1]	1,323,050	$25,376,099

Genfit[1]	190,016	9,410,968

Lonza Group AG1	592,825	69,672,059

MorphoSys AG1	177,268	17,459,920

QIAGEN NV1	672,970	16,104,172

Tecan Group AG	224,457	25,123,761

WuXi PharmaTech Cayman, Inc., ADR[1]	1,171,934	40,209,056

		203,356,035

Pharmaceuticals—4.1%
Almirall SA1	841,944	14,519,407

BTG plc[1]	1,533,310	19,344,319

Hikma Pharmaceuticals plc	307,290	9,413,871

Ipsen SA	345,460	18,263,139

Nippon Shinyaku Co. Ltd.	731,000	21,285,549

Sosei Group Corp.[1]	185,800	6,931,669

Vectura Group plc[1]	13,191,173	26,196,803

		115,954,757

Industrials—11.8%

Air Freight & Couriers—0.3%
Panalpina Welttransport Holding AG	54,338	7,428,618

Commercial Services & Supplies—0.4%
Bilfinger SE	166,795	9,870,654

Machinery—5.6%
Aalberts Industries NV	462,878	12,981,540

Burckhardt Compression Holding AG	50,396	20,366,484

Hoshizaki Electric Co. Ltd.	806,500	41,355,448

Hy-Lok Corp.	218,431	6,240,277

Metso OYJ	389,090	12,064,090

Norma Group SE	348,758	16,907,381

Rotork plc	360,374	12,369,248

Spirax-Sarco Engineering plc	520,067	23,164,056

Vesuvius plc	1,844,900	11,981,663

		157,430,187

Road & Rail—0.6%
ComfortDelGro Corp. Ltd.	8,543,000	17,013,660

2        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Trading Companies & Distributors—4.0%
Brammer plc	3,980,490	$17,653,206

Bunzl plc	915,579	25,526,439

Cramo OYJ	1,085,272	16,085,187

MonotaRO Co. Ltd.	1,286,100	30,386,533

SIG plc	9,645,420	24,528,482

		114,179,847

Transportation Infrastructure—0.9%
Flughafen Zuerich AG	40,209	26,416,915

Information Technology—15.4%

Electronic Equipment, Instruments, & Components—2.5%
Halma plc	1,510,810	15,799,418

Ingenico	188,530	20,352,828

Renishaw plc	575,920	17,448,856

Yokogawa Electric Corp.	1,306,500	16,486,436

		70,087,538

Internet Software & Services—2.8%
Kakaku.com, Inc.	745,986	11,399,896

Moneysupermarket.com Group plc	6,523,390	23,117,917

SMS Co. Ltd.	241,500	5,287,666

Telecity Group plc	603,580	7,649,560

XING AG2	287,626	33,458,447

		80,913,486

IT Services—5.6%
GMO Payment Gateway, Inc.	1,111,200	20,026,652

Obic Co. Ltd.	717,500	22,815,834

Optimal Payments plc[1]	714,750	4,326,601

QIWI plc, Sponsored ADR	315,120	8,772,941

SCSK Corp.	1,183,908	30,136,419

Tech Mahindra Ltd.	1,045,743	44,315,243

Wirecard AG	632,532	26,858,421

		157,252,111

Semiconductors & Semiconductor Equipment—1.0%
Dialog Semiconductor plc[1]	417,145	14,883,012

Disco Corp.	139,900	11,051,676

Imagination Technologies Group plc[1]	896,290	2,728,886

		28,663,574

Software—3.5%
Cyient Ltd.	4,447,719	36,974,520

	Shares	Value

Software (Continued)

Nemetschek AG	261,053	$26,001,228

NICE-Systems Ltd., Sponsored ADR	560,070	26,452,106

SimCorp AS	324,106	8,880,064

		98,307,918

Materials—4.9%

Chemicals—4.9%
Bayer CropScience Ltd.	486,158	22,403,494

Borregaard ASA	3,655,618	24,088,607

LANXESS AG	243,977	12,120,714

PI Industries Ltd.	2,322,724	16,659,337

Sika AG	4,969	18,901,425

Symrise AG	503,876	30,126,351

Victrex plc	535,420	15,074,244

		139,374,172

Utilities—0.9%

Gas Utilities—0.9%
ENN Energy Holdings Ltd.	1,946,000	11,853,344

Indraprastha Gas Ltd.	1,869,377	13,164,617

		25,017,961

Independent Power and Renewable Electricity Producers—0.0%
APR Energy plc	9,490	44,840

Total Common Stocks
(Cost $2,076,131,154)		2,540,779,178

Preferred Stock—0.7%
Sartorius AG, Preference (Cost $11,135,136)	168,498	19,535,255

	Units

Rights, Warrants and Certificates—0.1%

CDON Group AB Rts., Strike Price 1SEK, Exp. 12/31/49[1] (Cost $0)	6,813,159	2,650,217

3        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Investment Company—9.4%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.09%[2,3] (Cost $266,200,667)	266,200,667	$266,200,667

Total Investments, at Value (Cost $2,353,466,957)	100.2%	2,829,165,317

Net Other Assets (Liabilities)	(0.2)	(5,390,281)

Net Assets	100.0%	$2,823,775,036

Footnotes to Statement of Investments

* November 28, 2014 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

Strike price is reported in U.S. Dollars, except for those denoted in the following currency:

SEK Swedish Krona

1.  Non-income producing security.

2.  Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended November 28, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares August 29, 2014[a]	Gross Additions	Gross Reductions	Shares November 28, 2014

CDON Group AB	5,668,966	1,144,193[b]	—	6,813,159
Next Co. Ltd.[c]	3,598,100	—	1,116,500	2,481,600
Oppenheimer Institutional Money Market Fund, Cl. E	229,090,309	259,505,071	222,394,713	266,200,667
XING AG	242,811	44,815	—	287,626

			Value	Income

CDON Group AB			$17,091,755	$—
Next Co. Ltd.[c]			— [d]	—
Oppenheimer Institutional Money Market Fund, Cl. E			266,200,667	59,345
XING AG			33,458,447	—

Total			$316,750,869	$59,345

a. August 29, 2014 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

b. All or a portion is the result of a corporate action.

c. No longer an affiliate as of November 28, 2014.

d. The security is no longer an affiliate. Therefore, the value has been excluded from this table.

3.  Rate shown is the 7-day yield as of November 28, 2014.

4        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

United Kingdom	$501,308,243	17.7%
Japan	397,985,720	14.1
United States	359,774,573	12.7
Germany	309,705,041	11.0
Switzerland	297,062,947	10.5
India	181,466,781	6.4
France	157,529,344	5.6
Ireland	76,965,800	2.7
Brazil	74,241,457	2.6
China	63,299,258	2.2
Spain	48,074,981	1.7
Sweden	41,474,072	1.5
Denmark	39,122,714	1.4
Iceland	35,056,357	1.2
Italy	33,179,033	1.2
Netherlands	29,085,712	1.0
Finland	28,149,277	1.0
Singapore	27,191,407	1.0
Israel	26,452,106	0.9
Norway	24,088,607	0.9
Greece	19,328,587	0.7
Australia	17,628,604	0.6
Russia	14,307,275	0.5
Hong Kong	12,363,926	0.4
South Korea	6,240,277	0.2
Poland	4,981,378	0.2
Belgium	3,101,840	0.1

Total	$2,829,165,317	100.0%

5        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS November 28, 2014 Unaudited

1. Organization

Oppenheimer International Small Company Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Quarterly and Annual Periods. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

6        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

 3. Securities Valuation (Continued)

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

7        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

8        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of November 28, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$—	$456,707,786	$—	$456,707,786
Consumer Staples	—	149,611,983	1,723	149,613,706
Financials	—	347,857,304	—	347,857,304
Health Care	161,079,153	493,519,748	—	654,598,901
Industrials	—	332,339,881	—	332,339,881
Information Technology	35,225,047	399,999,580	—	435,224,627
Materials	—	139,374,172	—	139,374,172
Utilities	—	25,062,801	—	25,062,801
Preferred Stock	—	19,535,255	—	19,535,255
Rights, Warrants and Certificates	—	2,650,217	—	2,650,217
Investment Company	266,200,667	—	—	266,200,667

Total Assets	$462,504,867	$2,366,658,727	$1,723	$2,829,165,317

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

9        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 28, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$2,353,466,957

Gross unrealized appreciation	$714,072,443
Gross unrealized depreciation	(238,374,083)

Net unrealized appreciation	$475,698,360

10        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/28/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small Company Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/8/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/8/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	1/8/2015